SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Standards - (Additional Information) (Details) - Accounting Standards Update 2023-09	Dec. 31, 2025
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2025